ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2017
Accrued Liabilities Current and Other Liabilities Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2016	2017
	$	$

Accrued payroll and employee benefits	2,185	2,260
Deposits received from customers	26	20
Accrued audit fee	252	251
Others	326	522

	2,789	3,053